Intangible Assets and Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset and Goodwill

NOTE 18 : INTANGIBLE ASSET AND GOODWILL

Goodwill

Goodwill arises from the purchase price for acquired businesses exceeding the fair value of tangible and intangible assets acquired less assumed liabilities.

Goodwill is reviewed annually for impairment or more frequently if impairment indicators arise. The Company conducts its annual goodwill impairmentassessment as of the last day of the third quarter, or more frequently under certain circumstances. For the purpose of the goodwill impairment assessment,the Company has the option to perform a qualitative assessment (commonly referred to as “step zero”) to determine whether further quantitative analysis for impairment of goodwill or indefinite-lived intangible assets is necessary or a quantitative assessment (“step one”) where the Company estimates thefair value of each reporting unit using a discounted cash flow method (income approach). Goodwill is assigned to the reporting unit, which is the operatingsegment level or one level below the operating segment. The balance of goodwill at September 30, 2021, June 30, 2021 and December 31, 2020 was $4.8 million, $4.8 million and $4.8 million, respectively and was attributed to the Cannabis reportable segment. The Company completed a preliminary step one assessment as of January 1, 2021 and concluded no adjustment to the carrying value of goodwill was required .The results of the Company’s 2021 and 2020 goodwill impairment assessments indicated that no other goodwill impairment existed.

Intangible Assets, Net

Intangible assets consisted of the following as of June 30, 2021 and December 31, 2020.

Nine Months Ended September 30, 2021
	Estimated Useful Life	Gross Carrying	Accumulated	Net Carrying
	in Years	Amount	Amortization	Amount
Dispensary Licenses	14	16,492,206	2,136,470	14,355,736
Subtotal		16,492,206	2,136,470	14,355,736

Total Intangible Assets, Net		16,492,206	2,136,470	14,355,736

	Six Months Ended June 30th, 2021
	Estemated	Gross		Net
	Usuful Life	Carrying	Accumulated	Carrying
	in Years	Amount	Amortization	Amount
Dispensary Licenses	14	16,492,206	1,841,966	14,650,240
Subtotal		16,492,206	1,841,966	14,650,240

Total Intangible Assets, Net		16,492,206	1,841,966	14,650,240

	December 31st, 2020
	Estemated Usuful Life	Gross Carrying	Accumulated	Net Carrying
	in Years	Amount	Amortization	Amount
Dispensary Licenses	14	16,492,206	1,252,959	15,239,247
Subtotal		16,492,206	1,252,959	15,239,247

Total Intangible Assets, Net		16,492,206	1,252,959	15,239,247

NOTE 19: INTANGIBLE ASSETS AND GOODWILL

Goodwill

Goodwill arises from the purchase price for acquired businesses exceeding the fair value of tangible and intangible assets acquired less assumed liabilities.

Goodwill is reviewed annually for impairment or more frequently if impairment indicators arise. The Company conducts its annual goodwill impairment assessment as of the last day of the third quarter, or more frequently under certain circumstances. For the purpose of the goodwill impairment assessment,the Company has the option to perform a qualitative assessment (commonly referred to as “step zero”) to determine whether further quantitative analysis for impairment of goodwill or indefinite-lived intangible assets is necessary or a quantitative assessment (“step one”) where the Company estimates the fair value of each reporting unit using a discounted cash flow method (income approach). Goodwill is assigned to the reporting unit, which is the operating segment level or one level below the operating segment. The balance of goodwill at December 31, 2020 and 2019 was $4.8 million and $2.1 million, respectively and was attributed to the Cannabis reportable segment.

The table below summarizes the changes in the carrying amount of goodwill:

Goodwill

Balance, December 31, 2019	2,124,673
Goodwill acquired during 2020	2,699,431
Accumulated impairment loss	-
Balance, December 31, 2020	$4,824,104

The Company completed a preliminary step one assessment as of November 1, 2020 and concluded no adjustment to the carrying value of goodwill was required. The results of the Company’s 2020 goodwill impairment assessments indicated that no other goodwill impairment existed.

Intangible Assets, Net

Intangible assets consisted of the following as of December 31, 2020 and 2019:

	December 31, 2020
	Estimated Useful Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Dispensary Licenses	14	16,492,206	1,252,959	15,239,247
Subtotal		16,492,206	1,252,959	15,239,247

Total Intangible Assets, Net		16,492,206	1,252,959	15,239,247

	December 31, 2019
	Estimated Useful Life in Years	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Dispensary Licenses	14	6,295,319	74,944	6,220,375
Subtotal		6,295,319	74,944	6,220,375

Total Intangible Assets, Net		6,295,319	74,944	6,220,375

The Company recorded amortization expense of $1,178,015 and $74,944 for the years ended December 31, 2020 and 2019, respectively. Based solely on the amortizable intangible assets recorded at December 31, 2020, the Company estimates amortization expense for the next five years to be as follows:

	Year Ending December 31,
	2021	2022	2023	2024	2025 and thereafter	Total
Amortization Expense	$449,666	$449,666	$449,666	$449,666	$4,421,712	$6,220,375

Actual amortization expense to be reported in future periods could differ from these estimates as a result of new intangible asset acquisitions, changes in useful lives or other relevant factors or changes.